Commitments and Contingencies - Summary of Contractual Obligations (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Ethylene Export Terminal capital contributions
2024	$ 70,931
2025	0
2026	0
2027	0
2028	0
Thereafter	0
Total	70,931
Office operating leases
2024	680
2025	1,266
2026	1,058
2027	1,267
2028	0
Thereafter	0
Total	4,271	$ 4,646
Total contractual obligations
2024	133,178
2025	393,882
2026	108,274
2027	106,894
2028	89,186
Thereafter	84,830
Total	916,244
Secured term loan facilities and revolving credit facilities
Long-term debt
2024	61,567
2025	292,616
2026	107,216
2027	67,539
2028	89,186
Thereafter	84,830
Total	702,954
2020 Bonds
Long-term debt
2024	0
2025	100,000
2026	0
2027	0
2028	0
Thereafter	0
Total	100,000
Navigator Aurora Facility
Long-term debt
2024	0
2025	0
2026	0
2027	38,088
2028	0
Thereafter	0
Total	$ 38,088